Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block]
25.	OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers’ financial and business needs. The tables below present the contractual or notional amounts of such guarantees at March 31, 2017 and 2018. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.

The MUFG Group mitigates its credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real estate properties based on management’s credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the customer fails to fulfill its obligations. The following table includes guarantees of ¥390.4 billion and ¥403.2 billion at March 31, 2017 and 2018, respectively, which are syndicated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of risk management techniques of the MUFG Group.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2017:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥3,775	¥2,494	¥926	¥355
Performance guarantees	2,968	2,037	836	95
Derivative instruments(1)	44,249	16,590	20,717	6,942
Liabilities of trust accounts	9,561	6,568	668	2,325
Others	5	—	1	4

Total	¥60,558	¥27,689	¥23,148	¥9,721

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2018:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥3,115	¥850	¥346
Performance guarantees	3,051	2,144	801	106
Derivative instruments(1)	40,513	15,230	18,314	6,969
Liabilities of trust accounts	9,444	6,017	558	2,869
Others	22	2	4	16

Total	¥57,341	¥26,508	¥20,527	¥10,306

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Nature of Guarantee Contracts

Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.

Performance guarantees are contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party’s failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.

Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees, as prescribed in the guidance on guarantees, the MUFG Group has to track whether the counterparties are actually exposed to losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2017 and 2018 are excluded from this presentation, as they are disclosed in Note 24.

Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are certain agreements with trust creditors that have provisions limiting the MUFG Group’s exposure as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While in principle, any liabilities of a trust are payable by the trust account and its beneficiaries. A trustee’s responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors limits the trustee’s exposure to the trust account assets. At March 31, 2017 and 2018, there were liabilities of ¥9,561 billion and ¥9,444 billion, respectively, in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility. Liabilities of trust accounts principally includes obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets. The MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account’s ability to perform its obligations to prevent any unfavorable outcomes; the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.

Carrying Amount

At March 31, 2017 and 2018, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥1,329,475 million and ¥1,110,505 million, respectively, which are included in Other liabilities and Trading account liabilities. The guarantees and similar instruments comprising the largest components of the total were options sold in the amount of ¥1,290,563 million and ¥1,069,156 million as of March 31, 2017 and 2018, respectively. Credit derivatives sold by the MUFG Group at March 31, 2017 and 2018 are excluded from this presentation, as they are disclosed in Note 24. In addition, Other liabilities include an allowance for off-balance sheet instruments of ¥79,803 million and ¥31,101 million at March 31, 2017 and 2018, respectively, related to these transactions.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.

Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2017 and 2018. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2017:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,775	¥3,629	¥119	¥24	¥3
Performance guarantees	2,968	2,831	96	11	30

Total	¥6,743	¥6,460	¥215	¥35	¥33

		Amount by borrower grade
At March 31, 2018:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,211	¥83	¥13	¥4
Performance guarantees	3,051	2,910	113	5	23

Total	¥7,362	¥7,121	¥196	¥18	¥27

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.

The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.

Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts using funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.

The MUFG Group conducts securities lending transactions for institutional customers as a fully disclosed agent. At times, securities lending indemnifications are issued to guarantee that a security lending customer will be made whole in the event the borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security. All lending transactions are collateralized, primarily by cash. At March 31, 2018, the MUFG Group had no exposure that would require it to pay under this securities lending indemnification, since the collateral market value exceeds the fair value of securities lent.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these off-balance sheet instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. At March 31, 2018, approximately 66% of these commitments will expire within one year, 31% from one year to five years and 3% after five years. The table below presents the contractual amounts with regard to such instruments at March 31, 2017 and 2018:

	2017	2018
	(in billions)
Commitments to extend credit	¥84,334	¥80,090
Commercial letters of credit	1,214	1,191
Commitments to make investments	135	183
Other	13	13

Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are legally binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers’ financial condition.

Commercial letters of credit, generally used for trade transactions, are typically secured by the underlying goods. The MUFG Group continually monitors the type and amount of collateral and other securities, and requires counterparties to provide additional collateral or guarantors as necessary.

Commitments to make investments are legally binding contracts to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 26.